VIEs - Summary of Condensed Financial Statements (Detail) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2020 CNY (¥)	Jun. 30, 2020 USD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Condensed Financial Statements, Captions [Line Items]
Total current assets	¥ 11,275,686			$ 1,595,969	¥ 10,591,820
Total non-current assets	901,970			127,666	774,730
Total assets	12,177,656			1,723,635	11,366,550
Total current liabilities	2,512,103			355,565	2,446,677
Total non-current liabilities	256,367			36,286	235,023
Total liabilities	2,768,470			$ 391,851	2,681,700
Net revenues	5,109,192	$ 723,159	¥ 3,641,939
Net income	377,984	53,499	185,261
Net cash provided by operating activities	647,263	91,612	1,071,562
Net cash (used in) provided by investing activities	279,447	$ 39,553	(2,561,831)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Total current assets	1,326,950				2,033,635
Total non-current assets	673,603				634,965
Total assets	2,000,553				2,668,600
Total current liabilities	1,801,797				1,935,670
Total non-current liabilities	199,794				169,713
Total liabilities	2,001,591				¥ 2,105,383
Net revenues	5,025,445		3,624,897
Net income	2,898,657		455,802
Net cash provided by operating activities	2,975,191		1,224,973
Net cash (used in) provided by investing activities	¥ 441,437		¥ (700,423)